Equity (Details Narrative) - CAD ($)		3 Months Ended	6 Months Ended
	May 25, 2022	Apr. 30, 2022	Apr. 30, 2022	Jan. 07, 2022
Disclosure of classes of share capital [line items]
Dividends common stock	$ 89
Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares			2.00%
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares			0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares			5.00%
Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		13,500,000	21,000,000
Number of shares repurchased price per share		$ 105.95	$ 104.5
Stock Repurchase Program, Authorized Amount		$ 1,400,000,000	$ 2,200,000,000
Stock repurchase program authorized amount represent premium over the share capital amount		$ 1,300,000,000	$ 1,900,000,000
Normal Course Issuer Bid [Member] | Toronto Stock Exchanges [Member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased				50,000,000